Tax - Summary of Tabular Form of Taxes Paid Based on Geographical Area (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United States [member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Income tax refunds in respect of earlier periods	$ 0	$ 0	$ 15